Investments in Equity Investees - Summarized Financial Information of System Link (Detail) - System Link Corporation Limited ("System Link")	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 11,472,721		¥ 11,770,483		$ 1,763,325
Noncurrent assets	20,005		346,895,940		3,075
Current liabilities	(983,142,842)		(157,717,658)		(151,106,288)
Noncurrent liabilities	0		0		0
Noncontrolling interest	(479)		(510)		$ (74)
Revenue			173,897	¥ 547,593
Gross loss	(825,402,887)	$ (126,862,101)	(150,131,075)	(6,558,189)
Loss from operations	(825,746,051)	(126,914,844)	(218,841,017)	(30,513,444)
Net loss	(826,681,381)	(127,058,602)	(222,102,758)	(22,107,557)
Net loss attributable to equity holders	¥ (826,681,380)	$ (127,058,602)	¥ (222,102,760)	¥ (22,107,648)